Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 4,828	€ 5,272
Property, plant and equipment	129,095	126,049
Investment in associate	22,932	38,345
Other receivables	1,920	1,808
Marketable securities	7,492	107,561
Total non-current assets	166,267	279,035
Current assets
Inventories	130,673	75,405
Trade receivables	11,910	2,200
Income tax receivables	883	893
Other receivables	12,833	20,093
Prepayments	31,717	25,231
Marketable securities	290,688	235,797
Cash and cash equivalents	444,767	446,267
Total current assets	923,471	805,886
Total assets	1,089,738	1,084,921
Equity
Share capital	7,675	7,646
Distributable equity	255,673	875,989
Total equity	263,348	883,635
Non-current liabilities
Borrowings	482,956	97,966
Derivative liabilities	157,950
Contract liabilities	14,213	2,964
Total non-current liabilities	655,119	100,930
Current liabilities
Borrowings	25,421	6,995
Contract liabilities		2,601
Trade payables and accrued expenses	101,032	59,417
Other liabilities	31,989	29,952
Income tax payables	5,490	198
Provisions	7,339	1,193
Total current liabilities	171,271	100,356
Total liabilities	826,390	201,286
Total equity and liabilities	€ 1,089,738	€ 1,084,921